Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 28, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 08, 2015
Prospectus Date	rr_ProspectusDate	May 08, 2015
AC ALTERNATIVES INCOME FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives™ Income Fund
Supplement dated December 28, 2015 ■ Prospectus dated May 8, 2015

Effective December 24, 2015, Third Avenue Management LLC ("Third Avenue") will no longer serve as an underlying subadvisor for the fund. All references to Third Avenue in the prospectus are hereby deleted.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	Arrowpoint Asset Management, LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Sankaty Advisors, LLC
Income-oriented Equity, Overlay and MLPs	PWP